Goodwill and Other Intangible Assets (Details 2) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
2016 (October 1, 2016 - December 31, 2016)	$ 213,000	$ 308,376
2017	852,000	308,376
2018	852,000	242,001
2019	852,000	219,876
2020	852,000	219,876
2021	852,000
Thereafter	$ 3,580,000	$ 1,214,889